Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Schedule of Other Equity Instruments
A summary of activity under the plans as of December 31, 2021, December 31, 2020, and changes during the years ending on those dates is presented below:

Program	OEPP 2018	LTPP 2018	LTIP 2018	SLIA 2019	BoD 2019

Awards outstanding at January 1, 2020	1,298,750	3,785,000	17,160,000	4,700,000	—
Awards granted	326,250	241,250	2,095,000	—	25,326
Awards forfeited	—	—	(75,000)	—	—
Awards exercised	(400,000)	—	(13,608,750)	—	—
Awards outstanding at December 31, 2020	1,225,000	4,026,250	5,571,250	4,700,000	25,326
with maximum term (years)	—	—	—	5	—
thereof exercisable	—	—	606,250	—	—
Awards outstanding at January 1, 2021	1,225,000	4,026,250	5,571,250	4,700,000	25,326
Awards granted	—	—	2,373,750	—	16,833
Awards forfeited	(22,500)	—	—	—	—
Awards exercised	(1,072,500)	(2,000,000)	(7,080,000)	—	(25,326)
Awards outstanding at December 31, 2021	130,000	2,026,250	865,000	4,700,000	16,833
with maximum term (years)	—	—	—	5	—
thereof exercisable	130,000	1,483,750	865,000	—	—

Schedule of Share Options
A summary of activity under the plans as of December 31, 2021, December 31, 2020, and changes during the years ending on those dates is presented below:

Program	OEPP 2018	LTPP 2018	LTIP 2018	SLIA 2019	BoD 2019

Awards outstanding at January 1, 2020	1,298,750	3,785,000	17,160,000	4,700,000	—
Awards granted	326,250	241,250	2,095,000	—	25,326
Awards forfeited	—	—	(75,000)	—	—
Awards exercised	(400,000)	—	(13,608,750)	—	—
Awards outstanding at December 31, 2020	1,225,000	4,026,250	5,571,250	4,700,000	25,326
with maximum term (years)	—	—	—	5	—
thereof exercisable	—	—	606,250	—	—
Awards outstanding at January 1, 2021	1,225,000	4,026,250	5,571,250	4,700,000	25,326
Awards granted	—	—	2,373,750	—	16,833
Awards forfeited	(22,500)	—	—	—	—
Awards exercised	(1,072,500)	(2,000,000)	(7,080,000)	—	(25,326)
Awards outstanding at December 31, 2021	130,000	2,026,250	865,000	4,700,000	16,833
with maximum term (years)	—	—	—	5	—
thereof exercisable	130,000	1,483,750	865,000	—	—

Valuation Inputs, Other Equity Instruments
Parameters taken into account in the valuation:

OEPP 2018
Grant date	03/31/2020

Share price on the measurement date (CHF)	7.10
Expected life of the award on the grant date (years)	3.1
Contractual life remaining (years)	1.3
Exercise price (CHF)	—
Expected dividend yield (%)	—
Risk-free interest rate (%)	(0.68)
Expected volatility of the share price (%)	38.72
Option value (CHF)	7.09

LTPP 2018
Grant date	03/31/2020

Share price on the measurement date (CHF)	7.10
Expected life of the award on the grant date (years)	10.0
Contractual life remaining (years)	7.3 - 8.3
Exercise price (CHF)	0.10
Expected dividend yield (%)	—
Risk-free interest rate (%)	(0.38)
Expected volatility of the share price (%)	37.03
Option value (CHF)	7.09

Valuation Inputs, Share Options

LTPP 2018
Grant date	03/31/2020

Share price on the measurement date (CHF)	7.10
Expected life of the award on the grant date (years)	10.0
Contractual life remaining (years)	7.3 - 8.3
Exercise price (CHF)	0.10
Expected dividend yield (%)	—
Risk-free interest rate (%)	(0.38)
Expected volatility of the share price (%)	37.03
Option value (CHF)	7.09

LTIP 2018	2/28/2021	2/28/2021	3/1/2020	3/1/2020
Grant date	(non-US)	(US)	(non-US)	(US)

Share price on the measurement date (CHF)	7.30	7.30	7.11	7.11
Expected life of the award on the grant date (years)	5.0	5.0	5.0	5.0
Contractual life remaining (years)	4.2	4.2	3.2	3.2
Exercise price (CHF)	0.10	7.30	—	3.65
Expected dividend yield (%)	—	—	—	—
Risk-free interest rate (%)	(0.60)	(0.60)	(0.80)	(0.80)
Expected volatility of the share price (%)	40.73	40.73	37.61	37.61
Option value (CHF)	7.29	2.49	7.10	3.47

SLIA 2019
Measurement date	4/28/2020

Share price on the measurement date (CHF)	7.11
Expected life of the award on the grant date (years)	4.7 - 5.7
Contractual life remaining (years)	3.0 - 4.0
Exercise price (CHF)	0.10
Expected dividend yield (%)	—
Risk-free interest rate (%)	(0.67) - (0.65)
Expected volatility of the share price (%)	34.0 - 34.6
Option value (CHF)	7.10